Other assets and receivables (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Other Assets and Receivables

	Note	2022	2021
Real estate held for own use and equipment	28.1	324	455
Receivables	28.2	8,880	5,622
Accrued income	28.3	843	1,366
Right-of-use assets	28.4	158	199
At December 31		10,204	7,642

Summary of Real Estate Held for Own Use and Equipment

Total real estate held for own use and equipment	2022	2021
General account real estate held for own use	73	185
Equipment	251	270
At December 31	324	455

General account real estate held for own use	2022	2021
Net book value
At January 1	185	209
Additions	-	-
Capitalized subsequent expenditure	1	7
Disposals	(32)	-
Transfer to investments in real estate	(5)	(14)
Unrealized gains/(losses) through equity	(1)	(4)
Realized gains/(losses) through income statement	(0)	-
Depreciation through income statement	(4)	(5)
Impairment losses	(0)	(13)
Net exchange differences	4	5
Transfers from disposal groups	(76)	-
Other	1	-
At December 31	73	185

Gross carrying value	95	218
Accumulated depreciation and impairment losses	(23)	(33)
Net book value	73	185

General account real estate held for own use:
Carrying amount under a historical cost model	72	165
% of real estate appraised in the current year	7%	50%
% of appraisals performed by independent external appraisers	100%	100%

Equipment	2022	2021
Net book value
At January 1	270	263
Additions	72	69
Disposals	(5)	(2)
Depreciation through income statement	(71)	(71)
Impairment losses	(2)	(4)
Net exchange differences	13	16
Transfers to disposal groups	(27)	-
Other	2	(1)
At December 31	251	270

Gross carrying value	636	679
Accumulated depreciation and impairment losses	(386)	(409)
Net book value	251	270

Summary of Receivables

	2022	2021
Loans to associates	8	8
Receivables from policyholders	647	691
Receivables from brokers and agents	376	310
Receivables from reinsurers	723	750
Cash outstanding from assets sold	134	160
Trade receivables	881	1,393
Cash collateral	3,372	314
Income tax receivable	277	229
Other	2,597	1,885
Provision for doubtful debts	(134)	(120)
At December 31	8,880	5,622

Current	8,866	5,600
Non-current	13	21

Summary of Movements in Provision for Doubtful Debts
The movements in the provision for doubtful debts during the year were as follows:

	2022	2021
At January 1	(120)	(88)
Additions charged to earnings	(19)	(33)
Unused amounts reversed through the income statement	3	5
Disposal of business	3	-
Used during the year	2	3
Transfers to disposal groups	4	-
Net exchange differences	(6)	(6)
At December 31	(134)	(120)

Summary of Accrued Income

	2022	2021
Accrued interest	842	1,363
Other	1	3
At December 31	843	1,366

Current	842	1,366
Non-current	-	-

Summary of information about right of use assets

	Real estate for
	own use	Equipment	Other	Total
Net book value
At January 1, 2022	182	14	3	199
Additions	24	10	1	34
Disposals	(8)	-	-	(8)
Modification of lease contracts	3	-	-	3
Depreciation through income statement	(29)	(10)	(1)	(41)
Transfers from disposal groups	(28)	-	-	(28)
Net exchange differences	(2)	1	(0)	(2)
Other	2	(0)	(1)	1
At December 31, 2022	143	14	1	158
Gross carrying value	256	35	4	295
Accumulated depreciation and impairment losses	(113)	(21)	(3)	(138)
Net book value 2022	143	14	1	158

Net book value
At January 1, 2021	193	15	3	211
Additions	12	9	2	23
Disposals	(14)	(0)	-	(14)
Modification of lease contracts	17	-	-	17
Depreciation through income statement	(36)	(11)	(2)	(49)
Net exchange differences	10	1	(1)	10
At December 31, 2021	182	14	3	199

Gross carrying value	287	43	8	339
Accumulated depreciation and impairment losses	(105)	(29)	(6)	(140)
Net book value 2021	182	14	3	199